Document and Entity Information Document	Nov. 04, 2026
Entity Information [Line Items]
Amendment Flag	false
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Security Exchange Name	NYSE
Trading Symbol	SMG
Title of 12(b) Security	Common Shares, $0.01 stated value
Local Phone Number	644-0011
City Area Code	937
Entity Address, Postal Zip Code	43041
Entity Address, State or Province	OH
Entity Address, City or Town	Marysville
Entity Address, Address Line One	14111 Scottslawn Road
Entity Tax Identification Number	31-1414921
Entity File Number	001-11593
Entity Incorporation, State or Country Code	OH
Entity Registrant Name	Scotts Miracle-Gro Co
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Central Index Key	0000825542